EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Exchangeable Shares
Beginning balance (in shares)	72,954,450
Shares exchanged to LP Units (in shares)	(3)	(622)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	72,954,447
Class B shares
Beginning balance (in shares)	1
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1
Exchangeable shares and class B Shares
Beginning balance	$ 1,501
Shares exchanged to LP Units	0
Remeasurement (gains) losses	(126)
Ending balance	$ 1,375